Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document and Entity Information
Document Type	11-K
Entity Registrant Name	Community Financial System, Inc.
Entity Central Index Key	0000723188
Amendment Flag	false
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Document and Entity Information
Document Type	11-K
Amendment Flag	false